RELATED PARTIES (Service Agreement of Cukierman & Co.) (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Share-based compensation expenses related to employees, directors and service providers			$ 107,000	$ 169,000	$ 217,000
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction	6,400	10,000
Percentage of success fee, M&A transactions	3.50%		3.50%
Percentage of success fee, revenues	6.00%		6.00%
Shares issued per agreement			6,501
Retainer fee			98,000	120,000	95,000
Success fees					18,000
Total			$ 98,000	$ 120,000	$ 113,000
Cukierman & Co. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of success fee	4.00%		4.00%
Cukierman & Co. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of success fee	6.00%		6.00%